Accounting policies - Valuation assumptions and Valuation of financial instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($) item	Dec. 31, 2018 MXN ($)
Accounting policies
Option market volatility term used for valuation	1 year
Option market volatility term for benchmark stock index used for valuation	3 years
Interbank equilibrium interest rate (TIIE) term	91 days
Payment term	91 days
Interest rate swap curve term used for valuation	28 days
Level 3 maturity period threshold	20 years
Number of independent areas implementing process for valuation and management of financial instruments | item	2
Amount of CVA	$ 265	$ 369
Amount of DVA	$ 1,321	$ 2,026